Equity and Remuneration to Shareholders - Summary of Share Capital for Common Shares and Preferred Shares (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares issued	1,258,841,654	1,258,841,654	1,258,841,654
Percentage of changes in share capital	100.00%	100.00%	100.00%
Minas Gerais State [Member]
Number of shares issued	214,414,739	214,414,739	214,414,739
Percentage of changes in share capital	17.00%	17.00%	17.00%
Other entities of M.G. State [Member]
Number of shares issued	4,916,931	4,916,931	10,475,515
Percentage of changes in share capital	1.00%	1.00%	1.00%
FIA Dinamica Energia S.A. [member]
Number of shares issued	104,105,344
Percentage of changes in share capital	8.00%
Other Shareholders In Brazil [Member]
Number of shares issued	347,517,216	365,062,766	237,485,208
Percentage of changes in share capital	27.00%	28.00%	18.00%
Foreign shareholders [member]
Number of shares issued	587,887,424	590,089,362	615,093,581
Percentage of changes in share capital	47.00%	47.00%	49.00%
AGC Energia S.A. [Member]
Number of shares issued		84,357,856	181,372,611
Percentage of changes in share capital		7.00%	15.00%
Common shares [member]
Number of shares issued	420,764,708	420,764,708	420,764,708
Percentage of changes in share capital	100.00%	100.00%	100.00%
Common shares [member] | Minas Gerais State [Member]
Number of shares issued	214,414,739	214,414,739	214,414,739
Percentage of changes in share capital	51.00%	51.00%	51.00%
Common shares [member] | Other entities of M.G. State [Member]
Number of shares issued	56,703	56,703	56,703
Common shares [member] | FIA Dinamica Energia S.A. [member]
Number of shares issued	41,635,754
Percentage of changes in share capital	10.00%
Common shares [member] | Other Shareholders In Brazil [Member]
Number of shares issued	110,343,209	112,584,011	58,127,167
Percentage of changes in share capital	26.00%	27.00%	14.00%
Common shares [member] | Foreign shareholders [member]
Number of shares issued	54,314,303	9,351,399	9,465,251
Percentage of changes in share capital	13.00%	2.00%	2.00%
Common shares [member] | AGC Energia S.A. [Member]
Number of shares issued		84,357,856	138,700,848
Percentage of changes in share capital		20.00%	33.00%
Preference shares [member]
Number of shares issued	838,076,946	838,076,946	838,076,946
Percentage of changes in share capital	100.00%	100.00%	100.00%
Preference shares [member] | Other entities of M.G. State [Member]
Number of shares issued	4,860,228	4,860,228	10,418,812
Percentage of changes in share capital	1.00%	1.00%	1.00%
Preference shares [member] | FIA Dinamica Energia S.A. [member]
Number of shares issued	62,469,590
Percentage of changes in share capital	7.00%
Preference shares [member] | Other Shareholders In Brazil [Member]
Number of shares issued	237,174,007	252,478,755	179,358,041
Percentage of changes in share capital	28.00%	30.00%	21.00%
Preference shares [member] | Foreign shareholders [member]
Number of shares issued	533,573,121	580,737,963	605,628,330
Percentage of changes in share capital	64.00%	69.00%	73.00%
Preference shares [member] | AGC Energia S.A. [Member]
Number of shares issued			42,671,763
Percentage of changes in share capital			5.00%